CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 63,053	$ 793
Accounts receivable	28,830	17,120
Shareholders' subscription receivable		350,000
Total current assets	63,053	367,913
Plant, property & equipment (net of depreciation)	302,913	69,713
Acquired intangible assets (net of amortization)	0	14,000
Total assets	365,966	451,626
Current liabilities
Accounts payable	13,438	10,495
Accrued expenses	6,790	1,637
Notes from related party	281,372
Other liabilities	120,795
Loan from shareholders	115,373
Current portion of long term debts	123,297	12,713
Total current liabilities	661,065	24,845
Long term debts	0	94,448
Total liabilities	661,065	119,293
Stockholders' (deficit) equity
Additional paid-in capital	677,658	2,476,773
Dividend paid		(46,764)
Accumulated deficits	(4,006,317)	(2,118,132)
Total stockholders' (deficit) equity	(295,099)	332,333
Total liabilities and stockholders' (deficit) equity	365,966	451,626
Common Class A [Member]
Stockholders' (deficit) equity
Common stock, value issued	28,560	19,056
Common Class B [Member]
Stockholders' (deficit) equity
Common stock, value issued	$ 5,000	$ 1,400